12. INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

Cayman Islands: Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong: The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the years ended December 31, 2017, 2016 and 2015. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China: The foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax (benefit) provision attributable to continued operations in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Current	38,860	42,821	12,401
Deferred	(39,738)	(34,287)	(30,221)
Total	(878)	8,534	(17,820)

The tax effects of temporary differences of continuing operations representing deferred income tax assets / liabilities result principally from the following:

	December 31,
	2017	2016
	RMB	RMB
Deferred income tax assets:
Provision for credit losses	8,494	44,925
Accrued liabilities	114,239	30,337
Tax loss carried forward	86,854	87,947
	209,587	163,209
Valuation allowance	—	—
Deferred tax assets, net	209,587	163,209

As of December 31, 2017 and 2016, deferred income tax assets are derived from accrued liabilities, provision for credit losses and tax loss carried forward arising from the same tax jurisdictions in China. The management determines it is more likely than not that these deferred tax assets could be utilized in the future, so no valuation allowance was provided as of December 31, 2017 and 2016.

At December 31, 2017, the Company had RMB347,416 of tax loss carry forwards that expires through December 31, 2022.

The difference between the effective income tax rate and the expected statutory rate on income (loss) from operations was as follows:

	December 31,
	2017	2016	2015
Statutory EIT rate	25.0%	25.0%	25.0%
Non-deductible expenses	(37.7%)	(11.7%)	(3.1%)
Non-taxable income	35.7%	(138.0%)	1.0%
Tax-exempt entities *	(79.3%)	(48.2%)	—%
Additional deduction for research and development expenses **	43.8%	—%	—%
Different tax rates in other jurisdictions	20.1%	(3.8%)	—%
Effective tax rate	7.6%	(176.7%)	22.9%

*Tax-exempt entities represent entities outside of China and Hong Kong for which the statutory tax rate is zero.

**Additional deduction for research and development expenses represent additional 50% of research and development expenses could be deducted from profit before tax, which had been approved by local tax bureau in May 2017.

The Company adopted the guidance on accounting for uncertainties in income taxes, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company has elected to classify interest related to an uncertain tax position (if and when required) to interest expense, and classify penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of operations. For the years ended December 31, 2017, 2016 and 2015, the Company did not have any significant interest and penalties associated with uncertain tax positions. As of December 31, 2017 and 2016, the Company did not have any significant unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.

PRC Withholding Tax on Dividends

The current PRC Enterprise Income Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2017 and 2016, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC. The Company typically intends for its foreign invested enterprises in the PRC to reinvest their earnings to further expand the Company’s business in mainland China. Therefore the Company does not typically intend for these PRC subsidiaries to declare dividends to their immediate foreign holding companies.